Financial risk management and financial instruments - Fair Value (Details) R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) item	Jun. 30, 2020 ZAR (R)
Financial risk management and financial instruments
Transfers from Level 1 to Level 2, assets	R 0
Transfers from Level 2 to Level 1, assets	0
Transfers into Level 3, assets	0
Transfers out of Level 3, assets	0
Transfers from Level 1 to Level 2, liabilities	0
Transfers from Level 2 to Level 1, liabilities	0
Transfers into Level 3, liabilities	0
Transfers out of Level 3, liabilities	0
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	72,226	R 50,701
Listed long-term debt | Level 1
Financial risk management and financial instruments
Financial liabilities - fair value	72,226	50,701
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	34,274	109,724
Unlisted long-term debt | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	34,274	109,724
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	303	22,533
Short-term debt and bank overdraft | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	303	22,533
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	22,637	21,164
Trade and other payables | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	22,637	21,164
Commodity and currency derivative liabilities | Level 2
Financial risk management and financial instruments
Financial liabilities - fair value	2,456	3,435
Interest rate swap | Level 2
Financial risk management and financial instruments
Financial liabilities - fair value	R 2,103	4,143
Embedded derivative
Financial risk management and financial instruments
Number of embedded derivatives separately recognised | item	2
Embedded derivative | Level 3
Financial risk management and financial instruments
Financial liabilities - fair value	R 514	2,168
Embedded derivative, US dollar portion
Financial risk management and financial instruments
Financial liabilities - fair value	514	2,183
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	466	498
Investments in listed securities | Level 1
Financial risk management and financial instruments
Financial assets - fair value	466	498
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	8	13
Investments in unlisted securities | Level 3
Financial risk management and financial instruments
Financial assets - fair value	8	13
Other long-term investments
Financial risk management and financial instruments
Financial assets - fair value	1,422	1,415
Other long-term investments | Level 1
Financial risk management and financial instruments
Financial assets - fair value	1,422	1,390
Other long-term investments | Level 3
Financial risk management and financial instruments
Financial assets - fair value		25
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	3,879	5,799
Long-term receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	3,879	5,799
Commodity and currency derivative assets | Level 2
Financial risk management and financial instruments
Financial assets - fair value	1,436	645
Embedded derivative | Level 3
Financial risk management and financial instruments
Financial assets - fair value	887
Embedded derivative, US dollar portion
Financial risk management and financial instruments
Financial assets - fair value	256
Embedded derivative, EUR portion
Financial risk management and financial instruments
Financial assets - fair value	631
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	27,218	22,066
Trade and other receivables | Level 3
Financial risk management and financial instruments
Financial assets - fair value	27,218	22,066
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	31,231	34,739
Cash and cash equivalents | Level 1
Financial risk management and financial instruments
Financial assets - fair value	R 31,231	R 34,739